Inventories 10-K (Details) (USD $) In Thousands, unless otherwise specified	Dec. 04, 2012	Jun. 05, 2012	May 31, 2011
INVENTORIES [Abstract]
Merchandise inventory	$ 30,096	$ 19,918	$ 25,627